DERIVATIVES AND HEDGING ACTIVITIES - Consolidated Balance Sheets (Details) - USD ($) $ in Millions	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative liabilities		$ (20.8)	$ (2.2)
Derivatives designated as hedging instruments
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative assets	$ 6.6	0.0
Derivative liabilities	(12.1)	(20.8)
Derivatives not designated as hedging instruments
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative liabilities	(14.8)	0.0
Interest rate swaps
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative liabilities		(20.8)
Interest rate swaps | Derivatives designated as hedging instruments
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative liabilities	0.0	(20.8)
Interest rate swaps | Derivatives not designated as hedging instruments
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative liabilities	(14.8)	0.0
Interest rate caps | Derivatives designated as hedging instruments
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative liabilities	(0.8)	0.0
Cross currency swaps | Derivatives designated as hedging instruments
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative assets	6.6	0.0
Derivative liabilities	$ (11.3)	$ 0.0